Borrowings - Fair Value (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Discount rate	10.52%	4.18%	5.56%
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 17,379	R 18,664	R 10,637
Level 1 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	17,379
Level 1 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 1 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		18,664	10,637
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 2 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		0	0
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,245	2,996	2,075
Level 3 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 3 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,245	2,996	2,075
Level 3 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		0	0
Carrying value
Disclosure of fair value measurement of liabilities [line items]
Liabilities	22,680	20,292	11,399
Carrying value | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	20,140
Carrying value | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 2,540	1,507	1,263
Carrying value | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		R 18,785	R 10,136